INVESTMENTS IN SUBSIDIARIES - Schedule of financial information of significant subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments In Subsidiaries [Line Items]
Total Assets	$ 14,667,315	$ 13,211,024
Current Assets	4,203,362	3,536,424
Non-current Assets	10,463,953	9,674,600
Total Liabilities	14,229,040	13,180,303
Current Liabilities	5,688,135	5,088,695
Non-current Liabilities	8,540,905	8,091,608
Revenue	11,640,541	9,362,521	$ 4,884,015
NET INCOME/(LOSS)	581,550	1,337,137	(4,653,142)
LATAM Airlines Perú S.A.
Investments In Subsidiaries [Line Items]
Total Assets	334,481	335,773
Current Assets	312,628	305,288
Non-current Assets	21,853	30,485
Total Liabilities	285,645	281,178
Current Liabilities	281,208	276,875
Non-current Liabilities	4,437	4,303
Revenue	1,404,061	1,257,865
NET INCOME/(LOSS)	(4,666)	(12,726)	(109,392)
Lan Cargo S.A.
Investments In Subsidiaries [Line Items]
Total Assets	391,430	394,378
Current Assets	122,877	144,854
Non-current Assets	268,553	249,524
Total Liabilities	189,019	212,094
Current Liabilities	157,003	165,297
Non-current Liabilities	32,016	46,797
Revenue	403,051	333,054
NET INCOME/(LOSS)	22,677	(1,230)	$ 1,590
Línea Aérea Carguera de Colombia S.A.
Investments In Subsidiaries [Line Items]
Total Assets	166,520	307,161
Current Assets	57,240	126,648
Non-current Assets	109,280	180,513
Total Liabilities	59,640	127,629
Current Liabilities	59,344	127,380
Non-current Liabilities	296	249
Revenue	222,397	226,587
NET INCOME/(LOSS)	(5,331)	(5,727)
Transporte Aéreo S.A.
Investments In Subsidiaries [Line Items]
Total Assets	280,117	283,166
Current Assets	37,436	47,238
Non-current Assets	242,681	235,928
Total Liabilities	151,066	177,109
Current Liabilities	117,121	145,446
Non-current Liabilities	33,945	31,663
Revenue	387,515	320,187
NET INCOME/(LOSS)	24,871	(36,190)
Latam Airlines Ecuador S.A.
Investments In Subsidiaries [Line Items]
Total Assets	152,676	110,821
Current Assets	149,155	107,313
Non-current Assets	3,521	3,508
Total Liabilities	131,488	93,975
Current Liabilities	120,917	82,687
Non-current Liabilities	10,571	11,288
Revenue	260,426	134,622
NET INCOME/(LOSS)	1,242	1,519
Aerovías de Integración Regional S.A. Aires S.A.
Investments In Subsidiaries [Line Items]
Total Assets	191,878	112,501
Current Assets	186,612	109,076
Non-current Assets	5,266	3,425
Total Liabilities	185,799	213,941
Current Liabilities	182,923	211,679
Non-current Liabilities	2,876	2,262
Revenue	516,410	394,430
NET INCOME/(LOSS)	(12,724)	(122,199)
TAM Linhas aéreas S.A.
Investments In Subsidiaries [Line Items]
Total Assets	4,119,149	3,329,695
Current Assets	2,417,115	1,925,948
Non-current Assets	1,702,034	1,403,747
Total Liabilities	3,024,805	4,166,754
Current Liabilities	2,061,406	3,264,814
Non-current Liabilities	963,399	901,940
Revenue	5,587,692	3,966,615
NET INCOME/(LOSS)	736,209	(65,190)
ABSA Aerolimhas Brasileiras S.A.
Investments In Subsidiaries [Line Items]
Total Assets	500,177	223,701
Current Assets	490,548	215,700
Non-current Assets	9,629	8,001
Total Liabilities	538,982	262,534
Current Liabilities	510,978	233,739
Non-current Liabilities	28,004	28,795
Revenue	162,580	244,028
NET INCOME/(LOSS)	28	(7,853)
Transportes Aéreos del Mercosur S.A.
Investments In Subsidiaries [Line Items]
Total Assets	49,713	70,883
Current Assets	46,976	65,395
Non-current Assets	2,737	5,488
Total Liabilities	26,772	54,340
Current Liabilities	24,833	52,332
Non-current Liabilities	1,939	2,008
Revenue	50,990	44,449
NET INCOME/(LOSS)	$ 6,060	$ 2,306